Segment Information - Schedule of Sales by Therapeutic Category (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	100.00%	100.00%	100.00%	100.00%
Dermatological and Topical [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	70.00%	73.00%	77.00%	67.00%
Neuropsychiatric [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	10.00%	14.00%	9.00%	13.00%
Cardiovascular [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	9.00%	6.00%	6.00%	9.00%
Anti-Inflammatory [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	4.00%	4.00%	4.00%	5.00%
Other [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	7.00%	3.00%	4.00%	6.00%